Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other receivables
VAT receivables	$ 143	$ 287
Prepayments	1,692	2,494
Receivables from collaboration partners	9
Other receivables	108	10
Total prepayments and other receivables	$ 1,952	$ 2,791